Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenue	$ 412,977	$ 341,029	$ 262,735
Cost of revenue	343,972	338,166	476,168
Gross profit (loss)	69,005	2,863	(213,433)
Operating expenses:
Sales and marketing	29,432	31,344	27,292
Research and development	26,070	29,894	26,513
General and administrative	85,167	122,829	293,168
Transaction expenses	2,494	1,668	12,886
Total operating expense	143,163	185,735	359,859
Loss from operations	(74,158)	(182,872)	(573,292)
Interest income (expense), net	1,953	(1,487)	(3,331)
Loss on disposal of assets	(291)	(292)	(46)
(Loss) gain on fair value remeasurement of contingent consideration	(2,919)	218	(19,405)
Change in fair value of derivative warrant liabilities	(534)	10,132	(11,412)
Loss on abandonment of assets	(11,226)
Gain (loss) on foreign currency	3,875	(8,979)	3,032
Total other expense	(9,142)	(408)	(31,162)
Loss before income taxes	(83,300)	(183,280)	(604,454)
Income tax (expense) benefit	(5,340)	(1,714)	11,701
Gain from equity method investment	3,106	3,358	0
Net loss	(85,534)	(181,636)	(592,753)
Preferred share accretion	0	0	(11,327)
Net loss attributable to common stockholders, basic	(85,534)	(181,636)	(604,080)
Net loss attributable to common stockholders, diluted	$ (85,534)	$ (181,636)	$ (604,080)
Loss per share attributable to common stockholders:
Basic	$ (0.38)	$ (0.85)	$ (3.79)
Diluted	$ (0.38)	$ (0.85)	$ (3.79)
Weighted average common stock outstanding:
Basic	225,882,254	213,391,134	159,388,360
Diluted	225,882,254	213,391,134	159,388,360